Reverse Recapitalization - Schedule of Number of Shares of Common Stock Issued (Details) - Business Combination [Member]	12 Months Ended
Sep. 30, 2024 shares
Schedule of Number of Shares of Common Stock Issued [Line Items]
Ordinary Shares, outstanding prior to Business Combination	50,474
Less: Redemption of Brilliant Ordinary Shares	(41,305)
Total shares of common stock immediately after Business Combination	1,633,989
Issuance of shares of common stock to settle certain obligations to vendors	361,533
Issuance shares of common stock to settle certain due to affiliates	94,710
Issuance of shares of common stock to settle certain notes payable – related parties	8,767
Total shares of common stock at September 30, 2024	2,098,999
Common Stock of Brilliant [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Total shares of common stock immediately after Business Combination	9,169
Brilliant Rights [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Total shares of common stock immediately after Business Combination	57,500
Brilliant Founder shares [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Total shares of common stock immediately after Business Combination	143,750
Brilliant Backstop Pool [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Total shares of common stock immediately after Business Combination	26,668
Sponsors and Others [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Total shares of common stock immediately after Business Combination	84,408
Business Combination and Brilliant Shares [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Total shares of common stock immediately after Business Combination	321,495
Old Nukk Shares [Member]
Schedule of Number of Shares of Common Stock Issued [Line Items]
Total shares of common stock immediately after Business Combination	1,312,494 [1]

[1]	Old Nukk shares exchanged for 1,312,494 shares of the Company’s common stock consisted of the following: